Share capital (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 23, 2022
Statement [Line Items]
Issuing Shares			6,798,358
Cash commission			$ 67,044
Price per share			$ 1.00		$ 0.10
Transaction fees			$ 2,234,790
Proceeds from issuance of shares			$ 2,139,808
Share options exercised shares			94,000	21,000
Warrant Share issued for services				3,925,000
fair value of warrants				$ 1,384,553
Expense				1,231,980
Remaining amount of warrants				$ 152,573
Exercise price			$ 1.10	$ 1.30
Other trading expense			$ 27,938
Total share issuance costs			94,982
Settelment amount		$ 524,324	109,614
Loss on settlement of debt			$ 17,476
Warrants expired unexercised			1,350,000
Class A Common Stock Shares [Member]
Statement [Line Items]
Description Of Voting Rights			The holders of Class A shares are entitled to 276,660 votes per Class A share held. Class A shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B shares are entitled to one (1) vote per share held.
Class B Common Stock [Member]
Statement [Line Items]
Share repurchased and canceled				$ 1,904,700
Converted shares				2,420,104
Common share exchange option				21,000
Aggregate offering price			$ 11,154,232
Fair Value Of Shares			$ 109,614
Issuing Shares	39,304	600,000	500,000
Price per share		$ 0.903	$ 0.22
Share issued conversion of RSU			55,000
Deemed price per share	$ 0.86
Share options exercised shares			94,000
Settelment amount	$ 33,636